Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
AmendmentDescription	This Amendment No. 5 to the Annual Report on Form 20-F of Aura Minerals Inc. (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2025 (the “Original 20-F”), which was filed with the Securities and Exchange Commission (the “SEC”) on April 1, 2026, as amended by the Amendments No 1, 2, 3 and 4, each filed with the SEC on April 1, 2026 (collectively, together with the Original 20-F, “Aura’s 20-F”). The Company is filing this Amendment No. 5 solely to update Item 16J and Item 16K, as well as to furnish Exhibit 101, in each case, in eXtensible Business Reporting Language (XBRL). Except as described above, this Amendment No. 5 does not amend any information set forth in Aura’s 20-F, and the Company has not updated disclosures included therein to reflect any events that occurred subsequent to April 1, 2026.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42744
Entity Registrant Name	AURA MINERALS INC.
Entity Central Index Key	0001468642
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	3390 Mary St
Entity Address, Address Line Two	Suite 116
Entity Address, Address Line Three	Coconut Grove
Entity Address, City or Town	Florida
Entity Address, Country	US
Entity Address, Postal Zip Code	33133
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AUGO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	83,789,223
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Auditores Independentes Ltda
Auditor Firm ID	1124
Auditor Location	Rio de Janeiro, Brazil
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3390 Mary St
Entity Address, Address Line Two	Suite 116
Entity Address, Address Line Three	Coconut Grove
Entity Address, City or Town	Florida
Entity Address, Country	US
Entity Address, Postal Zip Code	33133
City Area Code	000
Local Phone Number	00000000
Contact Personnel Name	Joao Kleber Cardoso